Leases - Schedule of Lease Cost (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease expense	$ 258	$ 237
Lease cost	$ 258	$ 237